                                  Form N-23C-3

                        Notification of Repurchase Offer
                    Pursuant to Rule 23c-3 [17 CRF 270.23c-3]

1.   Investment Company Act File Number 811-09797

Date of Notification: April 28, 2000

2.   Exact name of investment company as specified in registration statement:
AIM Floating Rate Fund

3. Address of principal executive office: (number, street, city, state, zip code) 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

4.   Check one of the following:

A. [x] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B. [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.


                                       By: /s/ OFELIA M. MAYO
                                           -------------------------------------
                                           Ofelia M. Mayo
                                           Assistant Secretary


INSTRUCTIONS:

1. This form must be completed by registered closed-end investment companies or business development companies that make repurchase offers pursuant to Rule 23c-3. The form shall be attached to a notification to shareholders under paragraph (b)(4) of Rule 23c-3.

2. Submissions using this form shall be filed in triplicate with the Commission within three business days after a notification is sent to shareholders. One copy shall be manually signed; the other copies may have facsimile or typed signatures.

                   AIM Floating Rate Fund
                   11 Greenway Plaza, Suite 100
[AIM LOGO          Houston, Texas 77046-1173
APPREARS HERE]     1-800-959-4246

                            REPURCHASE OFFER NOTICE

April 28, 2000

Dear AIM Floating Rate Fund Shareholder:

     This notice is to inform you about your Fund's second quarter offer to repurchase a portion of its outstanding shares and to provide instructions to shareholders who would like to tender some or all of their shares for repurchase by the Fund.

     This repurchase offer is intended to provide liquidity to shareholders, because shares of your Fund are not redeemable daily for cash nor are they traded on a stock exchange. You can offer some or all of your Fund shares for repurchase only during one of the Fund's scheduled quarterly repurchase offers.

     The repurchase offer period will begin on April 28, 2000, and end on May 19, 2000. If you wish to sell any of your Fund shares during this tender period, you can do so in one of the following ways:

          1. If your shares are held in your own name (please refer to your account statement), you can complete the attached Repurchase Request Form and return it to A I M Fund Services, Inc., the Fund's Transfer Agent, by the close of the New York Stock Exchange (normally 4:00 P.M. EST) on May 19, 2000. The Fund currently does not charge a processing fee for handling repurchase requests.

          2. IF YOUR SHARES ARE HELD FOR YOU BY YOUR BROKER-DEALER, OR FOR YOUR RETIREMENT PLAN BY YOUR RETIREMENT PLAN TRUSTEE, YOU MUST CONTACT YOUR BROKER-DEALER OR RETIREMENT PLAN TRUSTEE AND HAVE THEM SUBMIT THE REPURCHASE REQUEST FOR YOU. You may be charged a transaction fee for that service by your financial advisor or broker. Please refer to your Fund Prospectus and the enclosed Repurchase Offer Terms and Repurchase Request Form for more details.

     If you are not interested in selling any of your shares at this time, you do not have to do anything and can disregard this notice. We will contact you again next quarter to remind you of the next repurchase offer.

     All requests to have shares repurchased must be received by A I M Fund Services, Inc., the Fund's Transfer Agent, at its office in Texas in good order by the close of the New York Stock Exchange (normally 4:00 P.M. EST) May 19, 2000 (the Repurchase Request Deadline).

     Please refer to the enclosed Repurchase Offer documents. If you have any questions, call your financial advisor or broker, or you can call the Transfer Agent at 1-800-959-4246.

Sincerely,
A I M Fund Services, Inc.
Transfer Agent

[AIM LOGO APPEARS HERE]

                             AIM FLOATING RATE FUND

                             REPURCHASE OFFER TERMS

                                 APRIL 28, 2000

     1. THE OFFER. AIM Floating Rate Fund (the "Fund") is offering to repurchase for cash up to ten percent (10%) of the aggregate of its issued and outstanding Class B and Class C shares of beneficial interest ("Shares") at a price equal to the respective net asset value ("NAV" or "Net Asset Value") as of the close of the New York Stock Exchange on the Repurchase Pricing Date (defined below) upon the terms and conditions set forth in this Offer, the Repurchase Offer Notice, the Fund's Prospectus, and the related Repurchase Request Form. Together those documents constitute the "Repurchase Offer". The purpose of the Repurchase Offer is to provide liquidity to shareholders of the Fund. The offer is not conditioned upon the tender for repurchase of any minimum number of Shares. All classes of Shares are considered to be a single class for the purposes of allocating repurchases under this Repurchase Offer.

     2. REPURCHASE REQUEST DEADLINE. All tenders of Shares for repurchase must be received in proper form by the Transfer Agent at its office in Texas or by its designated agents on or before the close of the New York Stock Exchange (normally the Exchange closes at 4:00 P.M., Eastern Time, but may close earlier on certain days) on May 19, 2000. Repurchase Requests submitted to the Transfer Agent must be sent to the addresses or phone numbers specified in this Repurchase Offer.

     3. REPURCHASE PRICING DATE. The Net Asset Values of Class B and Class C Shares for repurchases must be determined no later than June 2, 2000. However, the Fund intends to determine those Net Asset Values on May 19, 2000 (the Repurchase Request Deadline), if doing so is not likely to result in significant dilution of the prices of the Shares, or as soon as such determination can be made after that date. If the Fund chooses a Repurchase Pricing Date later than the Repurchase Request Deadline, there is a risk that the Fund's Net Asset Values per share may fluctuate between those dates.

     4. NET ASSET VALUES. On April 19, 2000, the Net Asset Value per share of the Fund's Class B shares was $9.61, and the Net Asset Value per share of the Fund's Class C shares was $9.61. You must determine whether to tender Shares prior to the Repurchase Request Deadline, but the Net Asset Values at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date. The Net Asset Values may fluctuate between the date you submit your Repurchase Request and the Repurchase Request Deadline (and the Repurchase Pricing Date, if different.) The Net Asset Values on the Repurchase Request Deadline and the Repurchase Pricing Date could be higher or lower than on the date you submit a Repurchase Request. Please call A I M Fund Services, Inc. at 1-800-959-4246 for the Fund's current Net Asset Values.

     5. PAYMENT FOR SHARES REPURCHASED. Payment for all Shares repurchased pursuant to this Repurchase Offer will be made not later than 7 days after the Repurchase Pricing Date.

     6. INCREASE IN NUMBER OF SHARES REPURCHASED; PRO RATA REPURCHASES. If shareholders tender for repurchase more Shares than the number of Shares that the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to purchase by up to two percent (2%) of the number of Shares outstanding on the Repurchase Request Deadline. The Fund may increase the number of Shares to be repurchased or the Fund may decide not to do so. In either case, if the number of Shares tendered for repurchase exceeds the number of Shares which the Fund is offering to repurchase, the Fund will repurchase tendered shares on a pro rata basis. The Fund may, in its discretion, accept all Shares tendered by shareholders who own less than 100 shares and tender all their Shares for repurchase in this Repurchase Offer, before prorating the Shares tendered by other shareholders. There can be no assurance that the Fund will be able to repurchase all the Shares that you tender even if you tender all the Shares that you own. In the event of an oversubscribed Repurchase Offer, you may be unable to liquidate some or all of your investment at Net Asset Value. You may have to wait until a subsequent repurchase offer to tender shares that the Fund was unable to repurchase, and you would be subject to the risk of Net Asset Value fluctuations during that time.

     7. WITHDRAWAL OF TENDER OF SHARES FOR REPURCHASE. Shares tendered pursuant to the Repurchase Offer may be withdrawn or you may change the number of Shares tendered for Repurchase at any time prior to the close of the New York Stock Exchange (normally the Exchange closes at 4:00 P.M., Eastern time, but may close earlier on certain days) on May 19, 2000 (the Repurchase Request Deadline). You must send a written notice to the Transfer Agent at one of the addresses specified in this Repurchase Offer, and the Transfer Agent must receive it before the Repurchase Request Deadline.

     8. SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Board of Trustees of the Fund may suspend or postpone this Repurchase Offer only by a majority vote of the Trustees (including a majority of the disinterested Trustees) and only:

          (A) for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

          (B) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

          (C) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund; or

          (D) if the Repurchase Offer would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code.

     9. TAX CONSEQUENCES. Shareholders should consult their tax advisers regarding the specific tax consequences, including state and local tax consequences, of a repurchase of their Shares. Special tax rules apply to shares repurchased from retirement plan accounts. A repurchase of Shares pursuant to the Repurchase Offer (including an exchange for shares of another AIM fund) will be treated as a taxable sale or exchange of the Shares if the tender (i) completely terminates the shareholder's interest in the Fund, (ii) is treated under the Internal Revenue Code as a distribution that is "substantially disproportionate" with respect to the shareholder or (iii) is treated under the Internal Revenue Code as a distribution that is "not essentially equivalent to a dividend." A "substantially disproportionate" distribution generally requires a reduction of at least 20% in the shareholder's proportionate interest in the Fund after all Shares are tendered. A distribution "not essentially equivalent to a dividend" requires that there be a "meaningful reduction" in the shareholder's interest, which should be the case if the shareholder has a minimal interest in the Fund, exercises no control over Fund affairs and suffers a reduction in his or her proportionate interest. The Fund intends to take the position that tendering shareholders will qualify for sale or exchange treatment. If the transaction is so treated, any recognized gain or loss will be treated as a capital gain or loss by shareholders who hold their Shares as a capital asset and as a long-term capital gain or loss if such Shares have been held for more than twelve months. If the transaction is not treated as a sale or exchange for tax purposes, the amount received upon a repurchase of Shares will consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund's earnings and profits for its taxable year and the shareholder's basis in the Shares. In addition, if any amounts received are treated as a dividend to tendering shareholders, a constructive dividend may be received by non-tendering shareholders whose proportionate interest in the Fund has been increased as a result of the tender.

     10. EARLY WITHDRAWAL CHARGES. The Fund does not currently charge a special handling or processing fee for repurchases. However, if you tender for repurchase Class B and Class C Shares that are subject to Early Withdrawal Charges as described in the Fund's Prospectus, and if those Shares are repurchased by the Fund, the applicable Early Withdrawal Charge will be deducted from the proceeds of the repurchase of your shares. If you ask that a specific number of shares be repurchased and those shares are repurchased, the applicable sales charge will be deducted from the repurchase proceeds. If you ask the Fund to repurchase a sufficient number of shares to provide you with proceeds of a specific dollar amount, and if some or all of those shares are subject to Early Withdrawal Charges, then (assuming your request is not subject to pro-ration) the Fund will repurchase a sufficient number of shares to pay the net proceeds you have requested and enough additional shares to pay the applicable Early Withdrawal Charge. If you claim entitlement to a waiver or reduction of Early Withdrawal Charges based upon the terms of the Fund's current Prospectus, you must identify the basis of that entitlement to the Transfer Agent in written instructions submitted as part of your Repurchase Request Form.

     11. PROPER FORM OF REPURCHASE REQUEST DOCUMENTS. All questions as to the validity, form, eligibility (including, for example, the time of receipt) and acceptance of repurchase requests will be determined by the Fund and its Transfer Agent, in their sole discretion, and that determination will be final and binding. The Fund reserves the right to reject any and all tenders of repurchase requests for Shares determined not to be in the proper form, or to refuse to accept for payment, purchase, exchange or pay for any Shares if, in the opinion of counsel to the Fund or the Transfer Agent, accepting, purchasing, exchanging, or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this Repurchase Offer or any defect in any tender of Shares, whether in general or with respect to any particular Shares or shareholder(s). The Fund's interpretations of the terms and conditions of this Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in connection with repurchase requests must be cured within the times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until all defects or irregularities have been cured or waived.

     Neither the Fund, A I M Fund Services, Inc., A I M Advisors, Inc. (the Fund's investment advisor) or A I M Distributors, Inc. (the Fund's distributor) nor any other person is or will be obligated to give notice of any defects or irregularities in repurchase requests tendered, nor shall any of them incur any liability for failure to give any such notice.

     Neither the Fund nor its Board of Trustees make any recommendation to any shareholder whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.

     No person has been authorized to make any recommendation on behalf of the Fund whether shareholders should tender pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with this Repurchase Offer other than those contained in this Repurchase Offer or in the Fund's Prospectus. If given or made, any such recommendations and such information must not be relied upon as having been authorized by the Fund, its investment advisor, distributor or Transfer Agent.

     For the Fund's current Net Asset Values per share and other information about this Repurchase Offer, or for a copy of the Fund's Prospectus, call A I M Fund Services at 1-800-959-4246 or contact your financial advisor.

Dated: April 28, 2000

                             AIM FLOATING RATE FUND
[AIM LOGO APPEARS HERE]     REPURCHASE REQUEST FORM

To: AIM Floating Rate Fund

     NOTE: THIS REPURCHASE REQUEST FORM SHOULD ONLY BE USED IF YOUR SHARES ARE HELD IN YOUR OWN NAME (PLEASE CHECK YOUR ACCOUNT STATEMENT). IF YOUR SHARES ARE HELD FOR YOU BY YOUR BROKER-DEALER, RETIREMENT PLAN TRUSTEE OR OTHER FIDUCIARY, YOU MUST CONTACT THEM TO HAVE THEM SUBMIT A REPURCHASE REQUEST FORM ON YOUR BEHALF.

     Please repurchase the shares of AIM Floating Rate Fund designated below at a price equal to their net asset value per share (NAV) on the Repurchase Pricing Date that applies to this quarterly Repurchase Offer. I understand that if any shares repurchased are subject to an Early Withdrawal Charge, that charge will be deducted from the proceeds of my repurchased shares.

Name(s) of Registered Shareholders:       --------------------------------------------------------
(Please fill in EXACTLY as listed on your account statement):

                                          --------------------------------------------------------

                                          --------------------------------------------------------

Your Account Number:                      --------------------------------------------------------

                                          ---------  Class B shares     ---------  Class C shares

                                          (   )    -
Your Daytime Telephone Number:
                                          Area code    Number

Shares Tendered for Repurchase:
(Please fill in ALL applicable information)

[ ]  Partial Tender                       Please repurchase __________ shares from my account.
                                          (Number of shares)

[ ]  Full Tender                          Please tender all shares from my account.

[ ]  Dollar Amount                        Please repurchase enough of my shares so that I will
                                          receive $ ------. (If an Early Withdrawal Charge
                                          applies, enough shares will be repurchased to provide
                                          the net proceeds requested)

[ ]  Exchange                             Please exchange the shares repurchased above for like
                                          shares of AIM ------------------ Fund.
                                          (By checking this option, you certify that you have
                                          already received a current prospectus of that Fund.)

Payment and Delivery Instructions:

Unless you have elected to exchange your shares for shares of another AIM fund, a check for the proceeds of repurchased shares will be issued in the name of the registered shareholder(s) and mailed to the address of record on the account. Alternate payment methods require your signature to be guaranteed. If alternate payment and/or delivery is required, please provide instructions below.

[ ]  Please make the check payable to the registration and address of record.

[ ]  Please make check payable to:
----------------------------------------------------------------------------

    Mail to:
    ----------------------------------------------------------------------------

    ----------------------------------------------------------------------------

    ----------------------------------------------------------------------------

[ ]  Please mail the cash proceeds to the following Bank Account:
     Bank Name
     -----------------------------------------
     Bank Address
     -----------------------------------------

     -----------------------------------------

     -----------------------------------------
     Bank Account Number
     -----------------------------------------
     Bank Account Name(s)
     -----------------------------------------
[ ]  Please wire the cash proceeds to the following Bank Account:
     Bank Name
     -----------------------------------------
     Bank ABA Number
     -----------------------------------------
     Bank Account Number
     -----------------------------------------
     Bank Account Name(s)
     -----------------------------------------

     -----------------------------------------

     -----------------------------------------

Please assure that you sign this form on the reverse side and note the following important points:

     - Your signature(s) below MUST CORRESPOND EXACTLY with the name(s) in which the shares are registered.

     - If the shares are held of record by two or more joint holders, ALL SHAREHOLDERS MUST SIGN BELOW.

     - If the shares are held in the name of the trustee, executor, guardian, attorney-in-fact, corporation, partnership or other representative capacity, include the name of the owner, sign using your title and submit evidence of your authority in a form satisfactory to A I M Fund Services, Inc.

     - If you believe you are entitled to a waiver or reduction of an Early Withdrawal Charge based upon the terms of the Fund's Prospectus, you must provide that information to the Transfer Agent with this request, or the full Early Withdrawal Charge will be deducted.

[ ] I am entitled to a waiver/reduction of the Early Withdrawal Charge (state basis using categories identified in the Prospectus):

    ----------------------------------------------------------------------------

    ----------------------------------------------------------------------------

    ----------------------------------------------------------------------------

All signatures must be guaranteed unless ALL of the following conditions apply:

     - This Repurchase Request Form is signed by all registered holder(s) of the shares, AND

     - There is no change of registration for any shares you will continue to hold, AND

     - The payment of the repurchase proceeds is to be sent to the registered owners of the shares and the address shown in the share registration on your account statement, (provided no address changes have been done within the past 30 days) AND

     - The repurchase proceeds will be less than, or equal to, $50,000.

     In all other cases, ALL signatures must be guaranteed by one of the following: U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities, or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. Please note that a notary public is not an acceptable guarantor.

SOCIAL SECURITY NO.
OR TAXPAYER IDENTIFICATION NO.
-------------------------------------------------------------------------------

     Under penalty of perjury, I certify that (1) the number set forth above is my correct Social Security No. or other Taxpayer Identification No. and (2) I am not subject to backup withholding either because (a) I am exempt from backup withholding, (b) I have not been notified by the Internal Revenue Service (the "IRS") that I am subject thereto as a result of failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject thereto.

     INSTRUCTION: You must strike out the language in (2) above if you have been notified that you are subject to backup withholding due to underreporting and you have not received a notice from the IRS that backup withholding has been terminated.


Date: -----------------------------------------------       Signature(s) of owner(s)
                                                            Exactly as shares are registered:

SIGNATURE(s) GUARANTEED BY:                                 -----------------------------------------------------


-----------------------------------------------------       -----------------------------------------------------
                     (Signature)                                            (Signature of Owner)

-----------------------------------------------------       -----------------------------------------------------
       (Name)                         (Title)                            (Signature of Joint Owner)

     If you have any questions about this form, call A I M Fund Services, Inc. at 1-800-959-4246.

     This form must be RECEIVED by A I M Fund Services, Inc. by the close of the New York Stock Exchange (normally 4:00 P.M. EST) on the last day of the current tender period (the Repurchase Request Deadline). Repurchase Requests received by A I M Fund Services, Inc. cannot be revoked after the Repurchase Request Deadline. Any requests received outside of an active tender period or requests for future tender periods will be returned.

If you are using regular mail:       If you are using courier or express mail:
Send this form to:                   Send this form to:
A I M Fund Services, Inc.            A I M Fund Services, Inc.
P.O. Box 4739                        11 Greenway Plaza, Suite 100
Houston, TX 77210-4739               Houston, TX 77046

[AIM LOGO APPEARS HERE]   FLR-FRM-1 REV 4/00  INVEST WITH DISCIPLINE--Registered
                                                                     Trademark--